Loss per share (EPS) - Basic and diluted (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares
Loss per share (EPS)
Loss of year attributable to common holders (in EUR)	€ (90,085,000)	€ (59,236,000)	€ (43,212,000)
Loss of year attributable to equity holders (in EUR)	(90,085,000)	(59,236,000)	(43,212,000)
Loss of year attributable to equity holders (in EUR)	€ (90,085,000)	€ (59,236,000)	€ (43,212,000)
Weighted average number of common shares outstanding (in units) | shares	38,108,434	32,743,605	27,968,142
Basic earnings per share in EUR (EUR/unit) | € / shares	€ (2.364)	€ (1.809)	€ (1.545)
Diluted earnings per share in EUR (EUR/unit) | € / shares	€ (2.364)	€ (1.809)	€ (1.545)
Stock Split Ratio	4